INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Cost	$ 42,800	$ 42,792
Accumulated Amortization	(37,685)	(35,761)
Net	5,115	7,031
Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	6,700	6,692
Accumulated Amortization	(5,691)	(5,180)
Net	$ 1,009	$ 1,512
Technologies [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life (years)	10 years	10 years
Technologies [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life (years)	20 years	20 years
Facilities’ lease [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life (years)	19 years	19 years
Cost	$ 33,500	$ 33,500
Accumulated Amortization	(29,394)	(28,105)
Net	$ 4,106	$ 5,395
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life (years)	15 years	15 years
Cost	$ 2,600	$ 2,600
Accumulated Amortization	(2,600)	(2,476)
Net	$ 0	$ 124